System Fund and reimbursables - Summary of System Fund Revenues (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
System Fund And Reimbursables [Line Items]
System Fund revenues	$ 1,564	$ 1,217	$ 928
Assessment fees and contributions received from hotels and other revenues [member]
System Fund And Reimbursables [Line Items]
System Fund revenues	1,185	989	727
Loyalty programme revenues, net of the cost of point redemptions [member]
System Fund And Reimbursables [Line Items]
System Fund revenues	$ 379	$ 228	$ 201